Climate change and energy transition (Tables)	12 Months Ended
Dec. 31, 2024
Climate Change and Energy Transition [Abstract]
Summary of carrying value of assets by segment

2024
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	2.6	60.0	6.4	73.9
Upstream	5.3	0.1	63.4	8.0	76.8
Chemicals and Products	0.3	1.0	32.6	4.0	37.9
Marketing	4.3	4.6	21.4	3.9	34.2
Renewables and Energy Solutions	1.2	1.2	5.7	1.0	9.1
Corporate	—	—	2.1	0.1	2.2
Total	16.0	9.5	185.2	23.4	234.1
4. Climate change and energy transition continued

2023
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	3.2	57.7	6.1	71.9
Upstream	5.4	0.3	70.9	7.6	84.2
Chemicals and Products [A]	0.3	0.9	35.5	4.0	40.7
Marketing [A]	4.4	4.4	23.6	4.7	37.1
Renewables and Energy Solutions	1.7	1.5	4.8	2.0	10.0
Corporate	—	—	2.3	0.1	2.4
Total	16.7	10.3	194.8	24.5	246.3
[A]Following resegmentation in 2024 (see Note 7), prior period comparatives have been revised to conform with current year presentation with an offsetting impact between Marketing and Chemicals & Products segments.
Information by segment on a current cost of supplies basis is as follows:

2024

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,290	6,606	120,089	90,918	29,366	43	284,312
Inter-segment	8,715	39,939	4,938	38,381	4,971	—	96,944
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,931	1,189	6	648	(807)	—	2,967
Interest and other income, of which:	48	609	(432)	121	242	1,136	1,724
Interest income	8	18	1	79	2	2,264	2,372
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(100)	89	(399)	6	119	(3)	(288)
Other	140	502	(34)	36	121	(1,125)	(360)
Third-party and inter-segment purchases (CCS basis)	24,055	7,368	107,210	114,972	31,074	(3)	284,676
Operating expenses, of which:	4,442	9,790	10,681	8,392	2,915	697	36,917
Production and manufacturing expenses	4,153	9,351	1,322	6,605	1,934	14	23,379
Selling, distribution and administrative expenses	164	176	9,150	1,636	887	426	12,439
Research and development expenses	125	263	209	151	94	257	1,099
Exploration expenses	414	1,997	—	—	—	—	2,411
Depreciation, depletion and amortisation charge, of which:	6,150	11,223	3,866	4,700	907	26	26,872
Impairment losses	564	327	1,633	1,319	658	1	4,502	[A]
Impairment reversals	(9)	(75)	(1)	(114)	(134)	—	(333)	[B]
Interest expense	189	806	56	70	6	3,660	4,787
Taxation charge/(credit) (CCS basis)	3,144	9,387	894	177	99	(209)	13,492
CCS earnings	9,590	7,772	1,894	1,757	(1,229)	(2,992)	16,792
[A]Impairment losses comprise Property, plant and equipment ($3,673 million), Goodwill ($510 million) and Other intangible assets ($319 million). (See Note 13).
[B]Impairment reversals comprise Property, plant and equipment ($333 million). (See Note 13).
7. Segment information continued

2023

							$ million
	Integrated Gas	Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,645	6,475	130,559	97,080	44,819	42	316,620
Inter-segment	11,560	41,230	5,299	42,816	4,707	—	105,612	[A]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,951	768	561	577	(96)	(3)	3,758
Interest and other income, of which:	137	671	73	64	75	1,818	2,838
Interest income	6	27	9	57	12	2,202	2,313
Net gains/(losses) on sale and revaluation of non-current assets and businesses	(22)	209	1	(46)	110	5	257
Other	153	435	63	53	(47)	(389)	268
Third-party and inter-segment purchases (CCS basis)	27,356	7,890	118,912	123,337	40,170	15	317,680	[A]
Operating expenses, of which: [B]	4,809	9,830	11,142	9,598	3,763	818	39,960
Production and manufacturing expenses	4,529	9,186	1,463	7,394	2,610	58	25,240
Selling, distribution and administrative expenses [B]	154	326	9,427	2,022	1,058	446	13,433
Research and development expenses [B]	126	318	252	182	95	314	1,287
Exploration expenses	216	1,534	—	—	—	—	1,750
Depreciation, depletion and amortisation charge, of which:	8,903	12,463	2,477	6,269	1,159	19	31,290
Impairment losses	3,472	1,360	430	2,777	908	—	8,947	[C]
Impairment reversals	(324)	(206)	(1)	(90)	(141)	—	(762)	[D]
Interest expense	146	507	53	61	4	3,902	4,673
Taxation charge/(credit) (CCS basis) [B]	2,806	8,380	851	(210)	1,320	47	13,194
CCS earnings [B]	7,057	8,540	3,057	1,482	3,089	(2,944)	20,281
[A]From January 1, 2024, Wholesale Commercial Fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the year 2023 have been reclassified accordingly for each of the above financial parameters to conform with current period presentation. The net impact on CCS earnings is $104 million.
[B]From January 1, 2024, costs for Shell's centrally managed longer-term innovation portfolio are reported as part of the Corporate segment. Comparatives for Corporate for the year 2023 have been reclassified accordingly to conform with current period presentation. The net impact on CCS earnings is $133 million with offsetting impact in all other segments.
[C]Impairment losses comprise Property, plant and equipment ($8,182 million), Goodwill ($635 million) and Other intangible assets ($130 million). (See Note 13).
[D]Impairment reversals comprise Property, plant and equipment ($627 million) and Other intangible assets ($135 million). (See Note 13).
7. Segment information continued

2022

								$ million
	Integrated Gas		Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	54,751		8,352	149,439	115,541	53,190	41	381,314
Inter-segment	18,412		52,285	6,195	48,999	6,791	—	132,682	[A]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,219		2,111	249	362	(7)	(4)	3,930
Interest and other income, of which:	(714)		726	(82)	222	57	706	915
Interest income	43		22	—	24	(2)	959	1,046
Net gains/(losses) on sale and revaluation of non-current assets and businesses	101		437	(169)	265	8	—	642
Other	(858)	[C]	267	87	(67)	51	(253)	(773)
Third-party and inter-segment purchases (CCS basis)	37,785		10,666	140,368	147,069	57,024	(28)	392,884	[A]
Operating expenses, of which: [B]	5,226		10,321	10,149	9,564	3,547	669	39,476
Production and manufacturing expenses	4,907		9,676	1,293	7,100	2,520	22	25,518
Selling, distribution and administrative expenses [B]	207		327	8,631	2,303	972	443	12,883
Research and development expenses [B]	112		318	225	161	55	204	1,075
Exploration expenses	240		1,472	—	—	—	—	1,712
Depreciation, depletion and amortisation charge, of which:	2,211		10,334	2,027	3,162	777	18	18,529
Impairment losses	115		950	479	357	412	—	2,313	[D]
Impairment reversals	(3,449)		(2,504)	(151)	(73)	—	—	(6,177)	[E]
Interest expense	84		345	47	21	2	2,682	3,181
Taxation charge/(credit) (CCS basis) [B]	5,901		14,078	918	928	(292)	(36)	21,497
CCS earnings [B]	22,221		16,258	2,292	4,380	(1,027)	(2,562)	41,562
[A]From January 1, 2024, Wholesale Commercial Fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the year 2023 have been reclassified accordingly for each of the above financial parameters to conform with current period presentation. The net impact on CCS earnings is $158 million.
[B]From January 1, 2024, costs for Shell's centrally managed longer-term innovation portfolio are reported as part of the Corporate segment. Comparatives for Corporate for the year 2023 have been reclassified accordingly to conform with current period presentation. The net impact on CCS earnings is $101 million with offsetting impact in all other segments.
[C]Includes the full write-down of the Nord Stream 2 loan amounting to $1,126 million as a result of the withdrawal from Russian oil and gas activities.
[D]Impairment losses comprise Property, plant and equipment ($1,799 million), Goodwill ($361 million) and Other intangible assets ($153 million). (See Note 13).
[E]Impairment reversals fully comprise Property, plant and equipment. (See Note 13).
Cash capital expenditure
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

2024

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	4,095	7,739	2,357	2,943	2,338	129	19,601
Investments in joint ventures and associates	672	150	88	347	138	9	1,404
Investments in equity securities	—	1	—	—	73	6	80
Cash capital expenditure	4,767	7,890	2,445	3,290	2,549	144	21,085
[A]See Consolidated Statement of Cash Flows.
7. Segment information continued

2023

							$ million
	Integrated Gas	Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total [B]
Capital expenditure	3,491	8,249	5,741	2,928	2,314	270	22,993
Investments in joint ventures and associates	705	94	49	84	261	9	1,202
Investments in equity securities	—	—	—	2	106	89	197
Cash capital expenditure	4,196	8,343	5,790	3,014	2,681	368	24,392
[A]Revised to conform with reporting segment changes applicable from 2024.
[B]See Consolidated Statement of Cash Flows.

2022

							$ million
	Integrated Gas	Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total [B]
Capital expenditure	3,433	8,020	4,674	3,688	2,610	175	22,600
Investments in joint ventures and associates	832	123	304	2	703	9	1,973
Investments in equity securities	—	—	—	1	156	103	260
Cash capital expenditure	4,265	8,143	4,978	3,691	3,469	287	24,833
[A]Revised to conform with reporting segment changes applicable from 2024.
[B]See Consolidated Statement of Cash Flows.

Summary of PPE

Carrying amount of Integrated Gas and Upstream assets

									$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024
Integrated Gas	95	94	91	93	79	75	75	72	74
Upstream	136	128	123	119	106	91	88	84	77
Total at December 31	231	222	214	212	185	166	163	156	151
4. Climate change and energy transition continued

Carrying amount of production assets

									$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024
At December 31	169	154	149	141	125	112	111	105	96
Right of use assets				9	7	6	6	6	6
Total at December 31	169	154	149	150	132	118	117	111	102

Carrying amount of exploration and evaluation assets

									$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024
At December 31	19	19	18	15	9	7	6	5	4

Carrying amount of Chemicals and Production assets

									$ billion
	2016	2017	2018	2019	2020	2021	2022	2023	2024
Chemicals	15	16	18	22	25	27	28	25	24
Refineries	10	14	14	14	8	6	6	6	6
Other	1	7	6	9	9	9	9	10	8
Total at December 31	26	37	38	45	42	42	43	41	38

Carrying amount of Marketing assets

								$ billion
	2017	2018	2019	2020	2021	2022	2023	2024
At December 31	17	16	22	24	27	30	37	34

Carrying amount of Renewables and Energy Solutions assets

								$ billion
	2017	2018	2019	2020	2021	2022	2023	2024
At December 31	1	1	3	3	5	9	10	9

Climate change and energy transition summary of mid-price

						RT24 $/b
	2025	2030	2035	2040	2045	2050
Shell mid-price	69	70	70	70	70	70
Average prices from four 1.5-2°C external climate change scenarios	82	50	41	39	48	48
IEA NZE50	72	43	37	31	28	26
NGFS GCAM NZE 2050	77	79	82	85	94	114
IEA APS	81	73	69	64	62	59

Sensitivity analysis climate change and energy transition

Sensitivity + 10% to the mid-price outlook

			$ billion
	Carrying value		Sensitivity
	Dec 31, 2024	Dec 31, 2023	2024		2023
Integrated Gas	74	72	2	4	2	4
Upstream	77	84	—	1	—	1
Total	151	156	2	5	2	5

Sensitivity averaged from three 1.5-2°C external climate change scenarios

			$ billion
	Carrying value		Sensitivity
	Dec 31, 2024	Dec 31, 2023	2024		2023
Integrated Gas	74	72	(11)	(15)	(12)	(16)
Upstream	77	84	(1)	(3)	(3)	(5)
Total	151	156	(12)	(18)	(15)	(21)

Sensitivity IEA NZE50

			$ billion
	Carrying value		Sensitivity
	Dec 31, 2024	Dec 31, 2023	2024		2023
Integrated Gas	74	72	(21)	(27)	(15)	(20)
Upstream	77	84	(5)	(7)	(3)	(5)
Total	151	156	(26)	(34)	(18)	(25)

Sensitivity - 10% to the mid-price outlook

			$ billion
	Carrying value		Sensitivity
	Dec 31, 2024	Dec 31, 2023	2024		2023
Integrated Gas	74	72	(4)	(6)	(4)	(6)
Upstream	77	84	(1)	(3)	(1)	(2)
Total	151	156	(5)	(9)	(5)	(8)

Sensitivity Hybrid Shell Plan + IEA NZE50

			$ billion
	Carrying value		Sensitivity
	Dec 31, 2024	Dec 31, 2023	2024		2023
Integrated Gas	74	72	(7)	(10)	(8)	(10)
Upstream	77	84	—	(1)	(1)	(3)
Total	151	156	(7)	(11)	(9)	(13)

Sensitivity IEA NZE 2050 carbon price scenario

			$ billion
	Carrying value		Sensitivity
	Dec 31, 2024	Dec 31, 2023	2024		2023
Integrated Gas	74	72	(1)	(2)	(2)	(4)
Upstream	77	84	—	(1)	—	(1)
Chemicals and Products	38	44	(1)	(2)	(3)	(4)
Total	189	200	(2)	(5)	(5)	(9)

Summary of information about carbon prices
For the key regions and countries the following carbon prices per tonne (RT24) have been assumed in the Operating Plan:

	Operating plan period	Subsequent period
Region	2025-2034	2035-2050
European Union [A]	$92-$133	$136-$185
Norway	$181-$230	$230-$230
United Kingdom	$62-$133	$136-$185
Canada (Federal)	$69-$115	$115-$125
United States of America (Federal)	$0-$25	$31-$125
Australia	$32-$76	$80-$150
All other countries	$0-$65	$13-$150
[A]Except for the Netherlands where the ranges are $94-163 per tonne (2025-2034) and $164-185 per tonne (2035-2050).

					RT24 $/tonne
	2025	2030	2035	2040	2045	2050
Shell mid-price	92	120	136	153	169	185
IEA NZE50	86	143	184	209	232	255